Equity (Tables)	12 Months Ended
Dec. 31, 2021
[custom:ScheduleOfTreasurySharesMovement]

The following table illustrates the number and movements in treasury shares during the period:

	Number of shares	Average price (in Brazilian Reais)
Outstanding at January 1, 2021	-
Repurchased	2,142,051	99.76
Transferred from exercise of options	(442,669)	124.08
Transferred from shares contribution	(44,455)	111.94
Outstanding at December 31, 2021	1,654,927	92.23